UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10065
Investment Company Act File Number
Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.4%
Aerovironment, Inc.(1)	112,990	$2,701,591
DigitalGlobe, Inc.(1)	98,210	2,677,204

		$5,378,795

Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A(1)	37,660	$1,210,769

		$1,210,769

Auto Components — 1.7%
Dana Holding Corp.(1)	226,230	$2,687,612

		$2,687,612

Biotechnology — 1.6%
Martek Biosciences Corp.(1)	119,301	$2,468,338

		$2,468,338

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	74,960	$2,740,538

		$2,740,538

Capital Markets — 3.4%
Affiliated Managers Group, Inc.(1)	40,910	$2,897,655
Lazard, Ltd., Class A	84,140	2,496,434

		$5,394,089

Chemicals — 4.6%
Calgon Carbon Corp.(1)	181,260	$2,399,882
Intrepid Potash, Inc.(1)	99,210	2,400,882
NewMarket Corp.	22,210	2,380,690

		$7,181,454

Commercial Banks — 3.4%
Boston Private Financial Holdings, Inc.	106,250	$702,312
IBERIABANK Corp.	18,910	982,564
SVB Financial Group(1)	19,680	849,979
TCF Financial Corp.	59,200	937,728
Webster Financial Corp.	54,440	1,014,762
Wilmington Trust Corp.	77,990	790,819

		$5,278,164

Commercial Services & Supplies — 3.2%
Clean Harbors, Inc.(1)	41,760	$2,637,561
Team, Inc.(1)	166,894	2,369,895

		$5,007,456

Communications Equipment — 1.5%
Brocade Communications Systems, Inc.(1)	459,690	$2,275,466

		$2,275,466

Construction & Engineering — 1.8%
Shaw Group, Inc. (The)(1)	90,350	$2,894,814

		$2,894,814

Containers & Packaging — 2.4%
Graham Packaging Co., Inc.(1)	110,580	$1,298,209
Temple-Inland, Inc.	126,940	2,546,417

		$3,844,626

Security	Shares	Value
Distributors — 1.7%
LKQ Corp.(1)	131,070	$2,592,565

		$2,592,565

Electronic Equipment, Instruments & Components — 5.4%
FLIR Systems, Inc.(1)	111,180	$3,308,717
National Instruments Corp.	92,620	2,954,578
Trimble Navigation, Ltd.(1)	80,790	2,292,012

		$8,555,307

Energy Equipment & Services — 5.1%
CARBO Ceramics, Inc.	36,820	$2,952,964
Patterson-UTI Energy, Inc.	151,650	2,491,610
Rowan Cos., Inc.(1)	103,420	2,612,389

		$8,056,963

Food Products — 6.7%
Corn Products International, Inc.	80,230	$2,674,868
Flowers Foods, Inc.	100,530	2,435,842
Green Mountain Coffee Roasters, Inc.(1)	83,290	2,564,499
Ralcorp Holdings, Inc.(1)	47,440	2,770,496

		$10,445,705

Health Care Equipment & Supplies — 3.1%
West Pharmaceutical Services, Inc.	65,360	$2,375,183
Wright Medical Group, Inc.(1)	163,020	2,544,742

		$4,919,925

Health Care Providers & Services — 2.6%
Hanger Orthopedic Group, Inc.(1)	117,730	$2,019,070
VCA Antech, Inc.(1)	100,780	2,100,255

		$4,119,325

Household Durables — 1.4%
Tempur-Pedic International, Inc.(1)	72,270	$2,216,521

		$2,216,521

Household Products — 1.7%
Church & Dwight Co., Inc.	40,420	$2,678,633

		$2,678,633

Insurance — 1.5%
HCC Insurance Holdings, Inc.	90,850	$2,373,002

		$2,373,002

IT Services — 1.7%
Euronet Worldwide, Inc.(1)	173,730	$2,727,561

		$2,727,561

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	198,880	$2,619,250

		$2,619,250

Machinery — 3.5%
Astec Industries, Inc.(1)	56,096	$1,758,610
Badger Meter, Inc.	9,720	380,635
RBC Bearings, Inc.(1)	40,576	1,244,466
Tennant Co.	55,380	2,077,857

		$5,461,568

Multi-Utilities — 1.8%
CMS Energy Corp.	174,570	$2,779,154

		$2,779,154

Security	Shares	Value
Multiline Retail — 1.8%
Big Lots, Inc.(1)	83,800	$2,875,178

		$2,875,178

Oil, Gas & Consumable Fuels — 6.4%
Brigham Exploration Co.(1)	142,110	$2,452,819
Forest Oil Corp.(1)	101,360	2,897,882
James River Coal Co.(1)	138,890	2,431,964
Rosetta Resources, Inc.(1)	104,840	2,313,819

		$10,096,484

Personal Products — 2.1%
Mead Johnson Nutrition Co., Class A	63,110	$3,353,665

		$3,353,665

Professional Services — 3.3%
FTI Consulting, Inc.(1)	70,860	$2,504,901
Kelly Services, Inc., Class A(1)	176,917	2,618,372

		$5,123,273

Road & Rail — 2.8%
Genesee & Wyoming, Inc., Class A(1)	42,430	$1,734,538
Kansas City Southern(1)	73,950	2,713,965

		$4,448,503

Semiconductors & Semiconductor Equipment — 3.8%
Atheros Communications, Inc.(1)	42,360	$1,119,998
Cirrus Logic, Inc.(1)	131,490	2,564,055
Cypress Semiconductor Corp.(1)	222,700	2,360,620

		$6,044,673

Software — 3.4%
Mentor Graphics Corp.(1)	270,560	$2,602,787
Parametric Technology Corp.(1)	148,380	2,661,937

		$5,264,724

Specialty Retail — 3.4%
Jo-Ann Stores, Inc.(1)	60,180	$2,520,940
RadioShack Corp.	127,630	2,749,150

		$5,270,090

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.(1)	101,353	$2,538,893

		$2,538,893

Thrifts & Mortgage Finance — 0.9%
NewAlliance Bancshares, Inc.	112,710	$1,371,681

		$1,371,681

Total Common Stocks (identified cost $130,098,027)		$152,294,764

Private Placements — 0.0%(2)

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(3)(4)	600,000	$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$3,355	$3,355,151

Total Short-Term Investments (identified cost $3,355,151)		$3,355,151

Total Investments — 99.1% (identified cost $134,013,178)		$155,739,915

Other Assets, Less Liabilities — 0.9%		$1,353,344

Net Assets — 100.0%		$157,093,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $5,099 and $0, respectively.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$134,281,802

Gross unrealized appreciation	$26,556,838
Gross unrealized depreciation	(5,098,725)

Net unrealized appreciation	$21,458,113

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities				$90,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$152,294,764	$—	$—	$152,294,764
Private Placements	—	—	0	0
Special Warrants	—	—	90,000	90,000
Short-Term Investments	—	3,355,151	—	3,355,151

Total Investments	$152,294,764	$3,355,151	$90,000	$155,739,915

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the period ended July 31, 2010 to require a reconciliation of Level 3 assets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2010